REORGANIZATION PROCEEDINGS OF CERTAIN SUBSIDIARIES (Tables)	12 Months Ended
May 31, 2012
Movements in Bondex Asbestos Liability

The table below illustrates movements in the Bondex asbestos liability for fiscal 2010:

Asbestos Liability Movement

(Current and Long-Term)

(In thousands)	Balance at Beginning of Period	Additions to Asbestos Charge	Deductions(1)	Impact of Deconsolidation of SPHC(2)	Balance at End of Period
Year Ended May 31, 2010	$490,328		$92,621	$(397,707)	$—

(1)	Deductions include payments for defense-related costs and amounts paid to settle claims.

(2)	During the year ended May 31, 2010, SPHC and Bondex filed Chapter 11 reorganization proceedings in the U.S. Bankruptcy Court for the District of Delaware, and as a result, were deconsolidated from our results, as required. Refer to Note A(2) for further information.

Consolidated Statements of Income

Specialty Products Holding Corp.

Consolidated Statements of Income

(In thousands)
Year Ended May 31,	2010
Net Sales	$301,142
Net sales to RPM	18,431

Total net sales	319,573
Cost of sales	203,082

Gross profit	116,491
Selling, general & administrative expenses	100,080
Interest expense	22
Investment (income), net	(266)

Income before income taxes	16,655
Provision for income taxes	5,520

Net income	$11,135